DERIVATIVE LIABILITIES	12 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 8 – DERIVATIVE LIABILITIES

Warrant liability

In January 2023, the Company completed an equity offering (see Note 11), which included the issuance of 4,796,206 warrants. Upon the occurrence of certain transactions (“Fundamental Transactions,” as defined), the warrants provide for a value determined using a Black Scholes model with inputs calculated as described in the warrant agreement which includes a 100% floor on the volatility input to be utilized. The Company has determined that this provision introduces leverage to the holders of the warrants that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Accordingly, pursuant to ASC 815, the Company has classified the fair value of the warrants as a liability to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The warrant liability was valued at the following dates using a Black-Scholes model with the following assumptions:

	March 31, 2023	January 31, 2023 (date issued)
Warrant liability:
Stock price	$0.90	$1.33
Risk-free interest rate	3.60%	3.63%
Expected volatility	108%	109%
Expected life (in years)	5.34	5.50
Expected dividend yield	—	—
Fair value of Warrant liability	$3,092,000	$4,956,000

The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatility was determined based on the historical volatility data of the Company, and the expected term of the warrants granted are determined based on the duration of time the warrants are expected to be outstanding. The dividend yield on the Company’s warrants is assumed to be zero as the Company has not historically paid dividends.

Foreign exchange contract liability

The Company is exposed to the impact of foreign currency exchange fluctuations as a significant proportion of its expenses are denominated in GBP, and the Company’s cash is in USD and GBP. In February 2021, the Company entered into a forward contract to sell USD and buy GBP. The contract meets the definition of a derivative subject to the guidance of ASC 815, does not qualify for hedge accounting, and accordingly is recognized at fair value, with changes in fair value recognized in earnings.

The term of the contract is 25 months, beginning July, 2022, and ending August, 2024. The contract initially had a maximum notional amount of $6,250,000 (and a maximum leveraged amount equal to two times the notional amount, or$12,500,000). $250,000 of the contractual notional amount is settled (expires) each month through August 2024. On each monthly settlement date, if the USD/GBP spot rate is above $1.359, the Company has the right to convert $250,000 USD into GBP at a fixed rate of $1.359. If the spot rate is between $1.359 and $1.319 on the settlement date, the Company has no obligations, but can convert $250,000 USD into GBP at the spot rate. Finally, if the spot rate is below $1.319 on the settlement date, the Company is obligated to convert $500,000 USD (the settlement date leveraged amount) into GBP at the fixed rate of $1.359. Alternatively, instead of selling $500,000 USD, the Company can pay the difference in the spot rate and the $1.359 exchange rate for $500,000 USD (net settle) to the counterparty. During the year ended March 31, 2023, $4,000,000 of the leveraged amount (and $2,000,000 of the notional amount) expired.

At March 31, 2023 and 2022, the fair value of the foreign currency contract liability was valued as follows:

	March 31, 2023	March 31, 2022

Notional amount	$4,250,000	$6,250,000
Leveraged amount (used to determine fair value of contract liability at March 31, 2023 and 2022)	$8,500,000	$12,500,000
Expected remaining term (in months)	17	25

Fair Value:
Foreign currency contract liability	$731,730	$440,196

The Company’s foreign currency forward contracts are measured at fair value on a recurring basis and are classified as Level 2 fair value measurement. As of March 31, 2023, the Company has deposited $909,666 as collateral with the counterparty related to the foreign currency forward contract.